New Accounting Pronouncement under International Financial Reporting Standards (IFRSs) - Summary of Affected Period by Application of IFRS 15 (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2015 TWD ($)
Significant changes in financial statement line items due to application of IFRS15 [line items]
Contract assets, current	$ 3,012		$ 0		$ 92,210	$ 129,042
Accounts receivable, net	775,432		20,876,417		23,735,989	21,859,855
Accounts receivable-related parties, net	4,538		91,065		138,912	93,798
Inventories, net	594,679		18,257,500		18,203,119	18,154,700
Other current assets	460,752		15,854,553		14,103,607	15,975,352
Deferred tax assets	222,012		6,116,129		6,795,796	7,003,421
Contract liabilities, current	30,460		0		932,371	3,951,414
Other current liabilities	177,731		6,984,482		5,440,345	4,123,016
Deferred tax liabilities	64,669		2,327,223		1,979,509	1,699,277
Additional paid-in capital					41,302,035
Retained earnings					66,281,727	70,124,044
Other components of equity					(14,063,281)	(15,014,553)
Non-controlling interests	15,249		956,808	$ 2,161,729	466,768	$ 958,405	$ 2,027,065
Operating revenue	4,941,280	$ 151,252,571	149,284,706	147,870,124
Operating costs	(4,195,118)	(128,412,544)	(122,226,948)	(117,490,694)
Operating expenses	(727,775)	(22,277,194)	(22,143,132)	(23,922,729)
Income tax benefit (expense)	36,912	1,129,877	(992,481)	(552,524)
Total effect on income and expenses	$ 106,102	3,247,797	$ 6,679,229	$ 4,168,562
Amounts in accordance with IAS 18 [member]
Significant changes in financial statement line items due to application of IFRS15 [line items]
Contract assets, current					0
Accounts receivable, net					22,529,649
Accounts receivable-related parties, net					137,554
Inventories, net					18,294,451
Other current assets					13,940,263
Deferred tax assets					6,795,727
Contract liabilities, current					0
Other current liabilities					4,994,351
Deferred tax liabilities					1,984,803
Additional paid-in capital					41,302,223
Retained earnings					66,279,237
Other components of equity					(14,059,267)
Non-controlling interests					466,138
Operating revenue		151,352,362
Operating costs		(128,366,916)
Operating expenses		(22,376,307)
Income tax benefit (expense)		1,121,420
Significant changes in financial statement line items due to application of IFRS15 [member]
Significant changes in financial statement line items due to application of IFRS15 [line items]
Contract assets, current					(92,210)
Accounts receivable, net					(1,206,340)
Accounts receivable-related parties, net					(1,358)
Inventories, net					91,332
Other current assets					(163,344)
Deferred tax assets					(69)
Total effect on assets					(1,371,989)
Contract liabilities, current					(932,371)
Other current liabilities					(445,994)
Deferred tax liabilities					5,294
Total effect on liabilities					(1,373,071)
Additional paid-in capital					188
Retained earnings					(2,490)
Other components of equity					4,014
Non-controlling interests					(630)
Total effect on equity					$ 1,082
Operating revenue		99,791
Operating costs		45,628
Operating expenses		(99,113)
Income tax benefit (expense)		(8,457)
Total effect on income and expenses		$ 37,849